Expense Example - Oakmark U.S. Large Cap ETF - Oakmark U.S. Large Cap ETF	Nov. 18, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	$ 195